UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4748
Dreyfus Premier Fixed Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER CORPORATE BOND FUND
Statement of Investments
July 31, 2005 ( Unaudited )

	Principal
	Amount ($)	Value ($)
Bonds and Notes - 96.2%
Aerospace & Defense - 2.3%
L-3 Communications,
Sr. Notes, 7.625%, 2012	50,000	53,750
Lockheed Martin,
Notes, 7.25%, 2006	100,000	101,967
		155,717

Agricultural - 3.0%
Altria,
Notes, 7.2%, 2007	150,000	155,490
RJ Reynolds Tobacco,
Notes, 7.25%, 2012	50,000	51,500
		206,990

Auto Manufacturing - 1.9%
DaimlerChrysler,
Notes, 8.5%, 2031	100,000 a	128,558

Banking - 8.1%
BB&T,
Sub. Notes, 4.9%, 2017	50,000	49,372
Bank of America,
Sub. Notes, 7.4% 2011	50,000	56,850
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	100,000 b	96,770
Keycorp,
Sub. Notes, 7.5%, 2006	50,000	51,303
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	100,000 a,b	99,815
Washington Mutual,
Sub. Notes, 4.625%, 2014	100,000	95,588
Zions Bancorporation,
Sub. Notes, 6%, 2015	100,000	106,557
		556,255

Building Materials - 1.2%
American Standard,
Bonds, 5.5%, 2015	75,000 b	75,469
Masco,
Bonds, 4.8%, 2015	10,000	9,750
		85,219

Chemicals - 2.3%
Dow Chemical,
Notes, 6%, 2012	50,000	53,671
RPM International,
Bonds, 6.25%, 2013	100,000	103,847
		157,518

Commercial Services - 1.5%
Aramark Services,
Sr. Notes, 6.375%, 2008	100,000	103,826

Diversified Financial Service - 15.6%
Amvescap,
Notes, 4.5%, 2009	50,000	49,479
Boeing Capital:
Bonds, 5.8%, 2013	18,000 a	19,159
Notes, 6.5%, 2012	50,000 a	54,934
CIT,
Notes, 3.49%, 2007	53,000 c	53,169
Capital One Bank,
Sub. Notes, 6.5%, 2013	78,000	84,692
Citigroup,
Sub. Notes, 5% 2014	75,000	75,231
Ford Motor Credit,
Notes, 7.375%, 2009	100,000	99,867
GMAC,
Bonds, 8%, 2031	65,000	63,219
Glencore Funding,
Notes, 6%, 2014	100,000 b	95,989
International Lease Finance,
Notes, 4.75%, 2012	100,000	97,882
JP Morgan & Co.,
Sub. Notes, 6.7%, 2007	46,000	48,044
MBNA,
Sr. Notes, Ser. F, 7.5%, 2012	50,000	57,305
Morgan Stanley,
Sub. Notes, 4.75%, 2014	60,000	58,422
Residential Capital:
Notes, 6.375%, 2010	25,000 b	25,428
Notes, 6.875%, 2015	80,000 b	83,223
SLM,
Notes, Ser. A, 5.375%, 2014	100,000	102,798
		1,068,841
Electric Utilities - 6.8%
Allegheny Energy,
Notes, 7.75%, 2005	75,000	75,000
Cogentrix Energy, (Gtd. By Goldman Sachs ),
Sr. Notes, 8.75%, 2008	100,000 b	112,785
Jersey Central Power & Light,
First Mortgage Notes, 5.625%, 2016	23,000	24,086
Monongahela Power,
First Mortgage, 5%, 2006	50,000	50,223
Nisource Finance,
Notes, 3.2%, 2006	100,000	98,726
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	23,000	22,762
TXU Energy,
Sr. Notes, 7%, 2013	75,000	83,103
		466,685

Entertainment - .9%
GTECH,
Sr. Notes, 4.5%, 2009	60,000	58,444

Environmental Control - .8%
Republic Services,
Notes, 6.086%, 2035	50,000	52,410

Food & Beverages - .3%
Miller Brewing,
Notes, 4.25%, 2008	20,000 b	19,757

Gaming & Lodging - 1.7%
Harrah's Operating,

Sr. Notes, 8%, 2011	100,000	113,411

Health Care - 1.8%
HCA,
Notes, 5.5%, 2009	21,000	20,958
Manor Care,
Gtd. Notes, 6.25%, 2013	20,000	21,107
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	22,000	24,525
Wyeth,
Bonds, 6.5%, 2034	50,000	57,512
		124,102

Manufacturing - 3.9%
Bombardier,
Notes, 6.3%, 2014	100,000 a,b	94,500
Trinity Industries,
Sr. Notes, 6.5%, 2014	55,000	55,137
Tyco International,
Gtd. Notes, 5.8%, 2006	115,000	116,614
		266,251

Media - 3.6%
British Sky Broadcasting,
Notes, 7.3%, 2006	50,000	51,632
Clear Channel Communications,
Sr. Notes, 5%, 2012	50,000	46,654
Comcast,
Sr. Notes, 6.5%, 2015	24,000	26,345
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	50,000 a	54,434
TCA Cable TV,
Debs., 6.53%, 2028	30,000	31,992
Time Warner Entertainment,
Sr. Notes, 8.375%, 2033	27,000	35,507
		246,564
Mining & Metals - .2%
Alcoa,
Notes, 4.25%, 2007	15,000	14,967

Oil & Gas - 6.1%
Amerada Hess,
Notes, 7.3%, 2031	100,000	119,031
Atmos Energy,
Notes, 3.974%, 2007	62,000 c	62,145
Sr. Notes, 5.125%, 2013	33,000	33,113
ConocoPhillips,
Notes, 4.75%, 2012	25,000	25,179
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	100,000	98,495
Kerr-McGee,
Notes, 6.95%, 2024	46,000	48,595
Valero Energy,
Notes, 7.375%, 2006	30,000	30,486
		417,044

Packaging & Containers - 1.6%
Sealed Air,
Bonds, 6.875%, 2033	100,000 b	109,260

Paper & Forest Products - 4.8%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	45,000 b	44,933

Georgia-Pacific,
Sr. Notes, 8%, 2024	100,000	114,500
International Paper:
Debs., 5.125%, 2012	50,000	49,209
Notes, 5.85%, 2012	15,000	15,493
Sappi Papier,
Notes, 6.75%, 2012	100,000 b	103,825
		327,960

Pipelines - .8%
ANR Pipeline,
Notes, 8.875%, 2010	50,000	54,809

Property-Casualty Insurance - 5.2%
Ace Capital Trust II,
Bonds, 9.7%, 2030	100,000	133,255
Assurant,
Sr. Notes, 6.75%, 2034	100,000	111,438
Chubb,
Notes, 6%, 2011	15,000	15,945
Metlife,
Sr. Notes, 5.5%, 2014	68,000	70,591
Willis Group North America,
Notes, 5.625%, 2015	25,000	24,829
		356,058

Real Estate Investment Trusts - 10.8%
Archstone-Smith Operating Trust,
Notes, 5.625%, 2014	100,000	102,644
Arden Realty,
Notes, 5.25%, 2015	75,000	73,681
Boston Properties,
Sr. Notes, 6.25%, 2013	100,000	106,615
Duke Realty,
Sr. Notes, 7.75%, 2009	100,000	110,561
EOP Operating:
Bonds, 7.875%, 2031	50,000	61,677
Sr. Notes, 7%, 2011	30,000	32,985
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	100,000	96,776
Oasis Residential,
Notes, 7.25%, 2006	50,000	51,463
Regency Centers,
Bonds, 5.25%, 2015	50,000 b	49,785
Simon Property,
Notes, 6.875%, 2006	50,000	51,170
		737,357
Retail - 1.6%
Yum! Brands,
Sr. Notes, 8.875%, 2011	90,000	107,647
Technology - 2.2%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	50,000	53,000
IBM,
Notes, 4.875%, 2006	100,000	100,828
		153,828

Telecommunications - 5.9%
British Telecommunications,
Notes, 8.375%, 2010	26,000 c	30,415
Deutshe Telekom International Finance,
Notes, 9.25%, 2032	50,000	73,786
Motorola,

Notes, 4.608%, 2007	30,000		30,008
Nextel Communications,
Sr. Notes, 5.95%, 2014	35,000		36,356
Sprint Capital,
Notes, 8.75%, 2032	90,000		124,231
Verizon Global Funding,
Notes, 4.375%, 2013	100,000		97,127
Verizon Wireless Capital,
Notes, 5.375%, 2006	15,000		15,212
			407,135
Transportation - .7%
Ryder System,
Bonds, 5%, 2012	50,000		49,099

U.S. Government - .6%
U.S. Treasury Notes,
4.25%, 8/15/2013	40,000		40,063

Total Bonds and Notes			6,585,775
(cost $6,599,539)

Other Investment - 3.3%	Shares		Value ($)
Resistered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $225,000)	225,000	d	225,000

Investment of Cash Collateral
for Securities Loaned- 6.8%
Registered Invetment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $468,300)	468,300	d	468,300

Total Investment (cost $7,292,839)	106.3%		7,279,075
Liabilities Less Cash and Receivable	(6.3)%		(428,753)
Net Assets	100.0%		6,850,322

a	All or a portion of these securities are on loan. At July 31, 2005, the total market value of the fund's securities on loan is $451,400 and the total market value of the collateral held by the fund is $468,300.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At July 31, 2005, these securities amounted to $1,011,539 or 14.8% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Investments in affiliated money market funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER FIXED INCOME FUNDS: DREYFUS PREMIER CORE BOND FUND
Statement of Investments
7/31/2005 (Unaudited)

	Principal
Bonds and Notes - 106.8%	Amount	a	Value ($)
Aerospace/Defense - .1%
L-3 Communication,
Conv. Bonds, 3%, 2035	625,000	b	641,406

Agricultural - .3%
Altria,
Debs., 7.75%, 2027	1,750,000	c	2,046,454

Airlines - .0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2008	1,435,843	d,e	143

Asset-Backed Ctfs.-Automobile Receivables - 1.4%
AmeriCredit Automobile Receivables Trust:
Ser. 2002-EM, Cl. A3A, 2.97%, 2007	217,123		217,056
Ser. 2003-AM, Cl. A3A, 2.37%, 2007	43,314		43,323
Capital Auto Receivables Asset Trust,
Ser. 2005-1, Cl. D, 6.5%, 2012	1,100,000	b	1,082,840
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4, 3.18%, 2010	350,000		344,381
Ford Credit Auto Owner Trust:
Ser. 2004-A, Cl. C, 4.19%, 2009	1,400,000		1,385,786
Ser. 2005-B, Cl. B, 4.64%, 2010	1,985,000		1,983,444
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4, 2.65%, 2011	475,000		460,627
Navistar Financial Corp. Owner Trust,
Ser. 2003-A, Cl. A4, 2.24%, 2009	875,000		850,390
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4, 3.2%, 2010	750,000		740,039
Triad Auto Receivables Owner Trust,
Ser. 2002-A, Cl. A4, 3.24%, 2009	616,499		612,816
WFS Financial Owner Trust:
Ser. 2004-1, Cl. A4, 2.81%, 2011	500,000		489,785
Ser. 2005-2, Cl. B, 4.57%, 2012	2,560,000		2,560,973
			10,771,460
Asset - Backed Ctfs.- Credit Cards - 1.9%
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB4, Cl. AV1, 3.61875%, 2035	1,390,000	f	1,390,272
Capital One Multi-Asset Execution Trust,
Ser. 2004-C1, Cl. C1, 3.4%, 2009	1,150,000		1,132,483
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	11,322,000		12,384,280
			14,907,035
Asset - Backed Ctfs. - Home Equity Loans - 7.5%
ACE Securities:
Ser. 2005-HE1, Cl. A2A, 3.58%, 2035	8,554,634	f	8,561,010
Ser. 2005-HE2, Cl. A2A, 3.55%, 2035	5,246,321	f	5,249,797
Accredited Mortgage Loan Trust:
Ser. 2005-1 Cl. A2A, 3.56%, 2035	5,458,400	f	5,462,543
Ser. 2005-2, Cl. A2A, 3.56%, 2035	2,686,861	f	2,687,675
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl.1A6, 5.208%, 2039	2,550,000		2,566,336

Bear Stearns Asset Backed Securities:
Ser. 2005-HE2, Cl. A1, 3.57%, 2035	2,115,091	f	2,116,647
Ser. 2005-HE3, Cl. A1, 3.54%, 2035	1,776,421	f	1,777,611
Ser. 2005-HE4, Cl. A1, 3.56%, 2035	2,223,208	f	2,224,713
Ser. 2005-TC1, Cl. A1, 3.57%, 2035	1,937,968	f	1,937,910
Block Mortgage Finance,
Ser. 1999-1, Cl. A4, 6.6%, 2030	659,149		657,702
CIT Group Home Equity Loan Trust,
Ser. 2002-1, Cl. AF4, 5.97%, 2029	211,725		212,829
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 3.55%, 2035	2,554,867	f	2,555,174
Equifirst Mortgage Loan Trust,
Ser. 2005-1, Cl. A1, 3.52%, 2035	7,168,124	f	7,173,263
Fremont Home Loan Trust II,
Ser. 2005-1, Cl. A1, 3.56%, 2035	1,903,684	f	1,905,979
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1, 3.51%, 2035	4,025,000	f	4,024,602
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A3, 3.56%, 2035	1,994,678	f	1,994,977
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3 Cl. A2A, 3.55%, 2035	2,140,502	f	2,140,672
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A, 3.55%, 2035	3,222,825	f	3,220,343
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 3.56%, 2035	1,862,922	f	1,864,316
			58,334,099
Asset-Backed Ctfs.- Manufactured Housing - .5%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	3,668,752		3,902,902

Asset-Backed - Other - 7.1%
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 3.55%, 2035	1,907,553	f	1,907,591
Citigroup Mortgage Loan Trust:
Ser. 2005-OPT1, Cl. A1B, 3.67%, 2035	650,000	f	650,968
Ser. 2005-OPT3, Cl. A1A, 3.43%, 2035	1,900,000	f	1,899,601
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,567,731		2,624,246
Countrywide Asset-Backed Ctfs. II,
Ser. 2005-2, Cl. 2A1, 3.55%, 2035	1,181,512	f	1,181,618
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A, 3.55%, 2036	1,364,036	f	1,364,090
Morgan Stanley ABS Capital I:
Ser. 2005-WMC2, Cl. A2A, 3.54%, 2035	4,597,662	f	4,600,529
Ser. 2005-WMC6, Cl. A2A, 3.573%, 2035	3,400,000	f	3,400,000
Park Place Securities:
Ser. 2005-WHQ1, Cl. A3A, 3.57%, 2035	3,984,965	f	3,989,096
Ser. 2005-WHQ2, Cl. A2A, 3.56%, 2035	3,551,537	f	3,554,168
Residential Asset Mortgage Products:
Ser. 2003-RZ5, Cl. A2, 3.18%, 2027	215,876		215,388
Ser. 2004-RS12, Cl. AII1, 3.59%, 2027	4,939,714	f	4,944,711
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	1,450,000		1,421,903
Ser. 2005-RS2, Cl. AII1, 3.57%, 2035	2,547,200	f	2,549,511
Ser. 2005-RS2, Cl. M2, 3.94%, 2035	2,105,000	f	2,120,023
Ser, 2005-RS2, Cl, M3, 4.01%, 2035	600,000	f	602,311
Ser. 2005-RS3, Cl. AIA1, 3.56%, 2035	2,858,010	f	2,860,076
Ser. 2005-RZ1, Cl. A1, 3.56%, 2034	1,951,626	f	1,953,145
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	9,715,000		9,605,263

Specialty Underwriting & Residential Finance:
Ser. 2005-BC1, Cl. A1A, 3.57%, 2035	1,758,909	f	1,760,135
Ser. 2005-BC2, Cl. A2A, 3.56%, 2035	1,835,721	f	1,836,797
			55,041,170
Auto Manufacturing - .1%
DaimlerChrysler,
Notes, 4.875%, 2010	1,100,000		1,089,136

Banking - 3.3%
Chevy Chase Bank FSB,
Sub. Notes, 6.875%, 2013	850,000		884,000
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	3,090,000	b	2,990,184
Credit Suisse First Boston,
Sub. Notes, 7.75%, 2006	3,000,000	b	3,079,410
Crestar Capital Trust I,
Capital Sec., 8.16%, 2026	1,165,000		1,258,329
Dresdner Bank,
Sub. Notes, 3.2%, 2005	2,600,000	f	2,597,730
Hibernia,
Sub. Notes, 5.35%, 2014	1,710,000		1,717,209
Industrial Bank Of Korea,
Sub. Notes, 4%, 2014	1,080,000	b	1,039,561
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	2,160,000	b	2,156,008
Washington Mutual,
Notes, 2.4%, 2005	3,100,000		3,088,015
Wells Fargo Capital B,
Bonds, 7.95%, 2026	1,200,000	b	1,290,653
Zions Bancorporation:
Sr. Notes, 2.7%, 2006	3,975,000		3,928,318
Sub. Notes, 6%, 2015	1,990,000		2,120,494
			26,149,911
Building & Construction - .5%
DR Horton,
Sr. Notes, 5.875%, 2013	1,870,000		1,865,953
Schuler Homes,
Sr. Sub. Notes, 10.5%, 2011	1,735,000		1,912,838
			3,778,791
Chemicals - 1.6%
ICI Wilmington,
Notes, 5.625%, 2013	1,525,000		1,553,272
International Flavors & Fragrance,
Notes, 6.45%, 2006	4,240,000		4,302,871
Lubrizol,
Debs., 6.5%, 2034	1,995,000		2,161,918
RPM International:
Bonds, 6.25%, 2013	1,955,000		2,030,209
Sr. Notes, 4.45%, 2009	2,090,000		2,028,710
			12,076,980
Commercial & Professional Services - .9%
Aramark Services,
Sr. Notes, 6.375%, 2008	2,600,000		2,699,481
Deluxe,
Notes, Ser. B, 3.5%, 2007	2,190,000		2,127,244
Erac USA Finance,
Notes, 7.95%, 2009	1,095,000	b	1,220,014
RR Donnelley & Sons,
Notes, 5%, 2006	1,000,000		1,004,660

>
			7,051,399
Commercial Mortgage Pass - Through Ctfs. - .8%
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Cl. A2, 4.556%, 2042	1,900,000		1,890,506
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034	410,000		442,480
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	2,035,000	b	2,185,426
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	1,815,000	b	1,791,037
			6,309,449
Consumer Products - .2%
Sony Capital,
Notes, 4.95%, 2006	1,900,000	b	1,907,125

Diversified Financial Service - 8%
Amvescap,
Sr. Notes, 5.9%, 2007	1,960,000		1,998,669
Capital One Bank,
Sub. Notes, 6.5%, 2013	2,624,000		2,849,110
Countrywide Home Loans:
Medium-Term Notes, Ser. L, 2.875%, 2007	3,345,000		3,264,352
Medium-Term Notes, Ser. J, 5.5%, 2006	1,200,000		1,213,909
Notes, 4.125%, 2009	2,010,000		1,959,561
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006	4,555,000	b	4,503,255
Ford Motor Credit:
Notes, 4.38938%, 2007	2,260,000	f	2,235,570
Notes, 6.5%, 2007	4,265,000		4,311,122
Sr. Notes, 7.2%, 2007	4,935,000		5,021,249
GMAC:
Notes, 4.50875%, 2007	4,460,000	c,f	4,413,103
Notes, 4.55875%, 2007	2,105,000	f	2,059,330
Glencore Funding,
Notes, 6%, 2014	3,920,000	b	3,762,749
HSBC,
Notes, 5.75%, 2007	2,435,000		2,484,202
Jefferies.
Sr. Notes, 7.75%, 2012	650,000		731,387
Lehman Brothers,
Notes, 8.5%, 2007	2,910,000		3,104,679
Leucadia National,
Sr. Notes, 7%, 2013	1,520,000		1,546,600
MBNA Capital,
Capital Sec., Ser. A, 8.278%, 2026	1,300,000		1,404,455
Pemex Finance,
Bonds, 9.69%, 2009	4,250,000		4,608,891
Residential Capital:
Notes, 4.835%, 2007	4,490,000	b,f	4,497,103
Notes, 6.375%, 2010	3,845,000	b	3,910,869
Textron Financial,
Notes, 2.75%, 2006	2,300,000		2,275,482
			62,155,647
Diversified Metals & Mining - .6%
International Steel,
Sr. Notes, 6.5%, 2014	1,665,000	c	1,665,000
Ispat Inland,
Secured Notes, 9.75%, 2014	600,000		711,000
Southern Peru Copper,

Notes, 7.5%, 2035		2,020,000 b	2,005,977
			4,381,977
Electric Utilities - 3.1%
Ameren,
Bonds, 4.263%, 2007		800,000	796,558
FPL Energy National Wind,
Notes, 5.608%, 2024		750,000 b	751,551
FirstEnergy,
Notes, Ser. B, 6.45%, 2011		1,830,000	1,970,480
Northern States Power,
First Mortgage, 2.875%, 2006		2,200,000	2,169,900
PPL Capital Funding Trust I,
Sub. Notes, 7.29%, 2006		185,000	188,568
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014		3,516,000	3,479,606
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013		5,963,000	5,987,520
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012		1,050,000	1,102,500
TXU:
Notes, 4.8%, 2009		3,420,000 b	3,368,741
Notes, 5.55%, 2014		2,110,000 b	2,067,540
Sr. Notes, Ser. J, 6.375%, 2006		1,825,000	1,861,183
			23,744,147
Entertainment - .9%
Carnival,
Notes, 7.3%, 2007		1,750,000	1,829,048
GTECH,
Notes, 4.75%, 2010		3,965,000	3,887,984
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013		1,355,000	1,380,406
			7,097,438
Environmental Control - .4%
Waste Management:
Sr. Notes, 6.5%, 2008		1,280,000	1,344,511
Sr. Notes, 7%, 2028		1,350,000	1,528,899
			2,873,410
Food & Beverages - .8%
Kraft Foods,
Notes, 4.625%, 2006		3,918,000	3,931,278
Safeway,
Notes, 4.125%, 2008		1,295,000	1,266,315
Stater Brothers,
Sr. Notes, 8.125%, 2012		1,250,000 c	1,268,750
			6,466,343
Foreign Governmental - 3%
Argentina Bonos,
Bonds, 3.901%, 2012		4,815,000 f	4,471,888
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.822%, 2008		3,920,000 f	3,930,243
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013	EUR	2,755,000	3,671,041
Bonds, Ser. 03, 4.75%, 2034	EUR	5,435,000	7,762,950
Bonds, Ser. 98, 4.125%, 2008	EUR	8,960,000	11,397,188
Mexican Bonds,
Bonds, Ser. M, 9%, 2011	MXN	23,190,000	2,163,237
Russian Government:
Bonds, 10%, 2007		7,115,000 b	7,835,394
Notes, 12.75%, 2028		2,500,000	4,503,720

		45,735,661
Gaming & Lodging - .2%
MGM Mirage,
Sr. Notes, 6%, 2009	1,310,000	1,319,825

Health Care - .9%
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	4,725,000	5,267,364
UnitedHealth:
Notes, 5.2%, 2007	1,100,000	1,111,418
Notes, 7.5%, 2005	395,000	398,398
		6,777,180
Manufacturing - .8%
Bombardier:
Notes, 6.3%, 2014	2,400,000 b,c	2,268,000
Notes, 7.45%, 2034	4,615,000 b	4,038,125
		6,306,125
Media - 1.8%
Clear Channel Communications:
Notes, 4.25%, 2009	1,800,000	1,720,939
Notes, 4.5%, 2010	2,300,000	2,181,451
Liberty Media,
Notes, 3.5%, 2006	3,468,000	3,414,634
Media General,
Notes, 6.95%, 2006	685,000	703,838
Reed Elsevier Capital,
Sr. Notes, 6.125%, 2006	3,910,000	3,955,813
Univision Communications,
Sr. Notes, 2.875%, 2006	2,110,000	2,063,546
		14,040,221
Oil & Gas - 1.5%
Amerada Hess,
Notes, 6.65%, 2011	1,815,000	1,973,613
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	1,100,000 b	1,092,440
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	4,035,000	3,974,289
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	2,960,000	3,278,200
Sempra Energy,
Sr. Notes, 4.621%, 2007	1,365,000	1,365,128
		11,683,670
Packaging & Containers - .3%
Sealed Air,
Bonds, 6.875%, 2033	1,770,000 b	1,933,902

Paper & Forest Products - 1.7%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	1,900,000 b	1,897,146
Georgia-Pacific:
Sr. Notes, 8%, 2024	1,745,000 c	1,998,025
Sr. Notes, 8.875%, 2010	1,780,000	2,011,400
Sappi Papier,
Notes, 6.75%, 2012	3,300,000 b	3,426,228
Temple-Inland,
Notes, 5.003%, 2007	4,100,000	4,106,946
		13,439,745
Pipelines - 1.2%
Plains All American Pipeline Finance:

Sr. Notes, 5.625%, 2013	4,436,000	c	4,530,598
Sr. Notes, 5.875%, 2016	4,672,000		4,825,129
			9,355,727
Property-Casualty Insurance - 1.4%
Ace Capital Trust II,
Bonds, 9.7%, 2030	2,220,000		2,958,261
American International,
Notes, Ser. F, 2.85%, 2005	2,110,000	c	2,103,085
Cincinnati Financial,
Sr. Notes, 6.125%, 2034	1,840,000		1,946,400
Nippon Life Insurance,
Notes, 4.875%, 2010	1,900,000	b	1,889,474
North Front Pass-Through Trust,
Notes, 5.81%, 2024	1,927,000	b	1,961,798
			10,859,018
Real Estate Investment Trust - 2.7%
Archstone-Smith Operating Trust:
Notes, 3%, 2008	1,435,000		1,366,573
Notes, 5.25%, 2015	600,000		600,373
Arden Realty,
Notes, 5.25%, 2015	1,700,000		1,670,097
Duke Realty:
Notes, 4.625%, 2013	1,405,000		1,356,504
Sr. Notes, 5.25%, 2010	2,510,000		2,542,796
EOP Operating LP:
Bonds, 7.875%, 2031	1,410,000		1,739,296
Sr. Notes, 7%, 2011	825,000		907,092
ERP Operating,
Notes, 4.75%, 2009	1,000,000		995,491
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	3,800,000		3,677,496
Mack-Cali Realty,
Notes, 5.05%, 2010	2,300,000		2,297,318
Regency Centers,
Bonds, 5.25%, 2015	2,000,000	b	1,991,406
Simon Property,
Notes, 4.6%, 2010	1,512,000	b	1,489,568
			20,634,010
Residential Mortgage Pass- Through Ctfs. - 4.0%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	2,350,000		2,319,027
Countrywide Alternative Loan Trust II,
Ser. 2005-J4, Cl. A1B, 3.58%, 2035	4,088,192	f	4,084,850
Countrywide Home Loans:
Ser. 2002-J4, Cl. B3, 5.84%, 2032	352,479		347,694
Ser. 2003-18, Cl. B4, 5.5%, 2033	728,272		519,835
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	6,317,978		6,450,356
JP Morgan Mortgage Trust V,
Ser. 2005-A1 Cl. A1, 4.484%, 2035	1,279,669	f	1,254,460
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	2,355,000		2,322,589
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	1,630,000		1,620,676
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	2,550,428	b	2,609,362
Prudential Home Mortgage Securities, REMIC,
Ser. 1994-A, Cl. 5B, 6.73%, 2024	7,072		7,036
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.56%, 2035	4,807,671	f	4,807,671

Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.68%, 2035	4,525,000	f	4,472,680
			30,816,236
Retail - .2%
May Department Stores:
Notes, 3.95%, 2007	750,000		741,368
Notes, 5.95%, 2008	1,035,000		1,070,615
			1,811,983
State Government - 1.9%
New Jersey Tobaco Settlement Financing,
Bonds, 6.125%, 2042	11,630,000		12,574,705
Notes, 5.75%, 2032	1,700,000		1,794,605
			14,369,310
Structured Index - 2.1%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	17,275,000	b,g	16,178,038

Technology - .5%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	1,150,000		1,219,000
Hewlett-Packard,
Notes, 5.75%, 2006	2,665,000		2,712,727
			3,931,727
Telecommunications - 4.3%
Alltel:
Debs., 6.75%, 2005	1,500,000		1,504,861
Notes, 4.656%, 2007	2,250,000		2,258,100
BellSouth,
Notes, 4.258%, 2006	3,900,000	b	3,900,105
British Telecommunications,
Notes, 7.875%, 2005	2,027,000	f	2,055,346
Deutsche Telekom International Finance,
Bonds, 8.75%, 2030	4,350,000	f	5,836,743
France Telecom:
Notes, 7.95%, 2006	4,750,000	f	4,835,068
Notes, 8.5%, 2011	1,770,000	f	2,029,328
Nextel Communications,
Sr. Notes, 5.95%, 2014	1,405,000		1,459,444
Qwest:
Sr. Notes, 6.67063%, 2013	1,600,000	b,f	1,680,000
Sr. Notes, 7.875%, 2011	1,965,000		2,058,337
SBC Communications,
Notes, 5.625%, 2016	1,275,000		1,323,864
Sprint Capital:
Sr. Notes, 6.125%, 2008	2,000,000		2,082,460
Notes, 8.75%, 2032	1,490,000	c	2,056,710
			33,080,366
U.S. Government - 5.9%
U.S. Treasury Bonds,
6.25%, 5/15/2030	9,775,000		12,289,717
U.S. Treasury Inflation Protected Securities,
3%, 7/15/2012	14,504,835	h	15,630,647
U.S. Treasury Notes:
2.75%, 8/15/2007	3,495,000		3,409,949
4%, 4/15/2010	4,580,000		4,550,661
4%, 2/15/2015	505,000		493,578
4.75%, 5/15/2014	9,005,000		9,322,246
			45,696,798
U.S. Government Agencies/Mortgage Backed - 29.3%

Federal Home Loan Mortgage Corp.:
5.5%, 6/1/2034	722,416		726,931
6%, 4/1/2014-12/1/2032	416,027		427,799
6.5%, 4/1/2029-9/1/2032	6,126,738		6,346,884
Multiclass Mortgage Participation Ctfs.,
REMIC, (Interest Only Obligation):
Ser. 2731, Cl. PY, 5%, 5/15/2026	4,367,209	i	802,223
Ser. 2752, Cl. GM, 5%, 3/15/2026	4,000,000	i	678,030
Federal National Mortgage Association:
4.5%	31,825,000	j	31,307,844
4.5%, 10/1/2018	366,557		361,173
5%	47,755,000	j	47,336,176
5%, 9/1/2017-8/1/2018	5,347,657		5,367,060
5.5%	2,300,000	j	2,312,213
5.5%, 2/1/2033-9/1/2034	23,671,044		23,809,967
6%	25,350,000	j	26,148,093
6%, 6/1/2022-9/1/2034	4,734,943		4,845,833
6.5%, 11/1/2008-1/1/2033	9,477,949		9,825,869
7%, 9/1/2014-11/1/2028	282,947		297,401
7.5%, 7/1/2029	144,639		154,356
REMIC Trust Gtd. Pass-Through Ctfs.,
Ser. 2004-58, Cl. L, %, 7/25/2034	5,692,814		5,758,168
Government National Mortgage Association I:
5.5%, 5/15/2033-2/15/2034	18,813,301		19,065,963
6%, 4/15/2029-7/15/2034	10,441,722		10,745,233
7%, 10/15/2028	131,168		138,751
7.5%, 8/15/2029	51,453		55,038
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	2,691,581		2,635,515
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	4,725,000		4,675,246
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	2,721,725		2,679,700
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	2,465,962		2,416,150
Ser. 2005-50, Cl. A, 4.015%, 11/16/2010	2,050,000		2,009,641
Ser. 2005-59, Cl. A, 4.321%, 5/16/2010	2,300,000		2,283,469
Government National Mortgage Association II:
3.375%, 4/20/2030	726,558	f	735,364
3.5%, 7/20/2030	791,400	f	796,552
6%, 6/20/2035	5,584,157		5,728,954
7%, 5/20/2028-7/20/2031	312,368		328,714
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	5,535,000		5,675,912
			226,476,221
Total Bonds and Notes
(cost $829,586,907)			825,172,185

Preferred Stock - .1%
Banking;
Sovereign Capital Trust II,
Cum. Conv., $2.18754
(cost $1,088,719)	22,050		1,028,081

	Face Amount
	Covered by
Options-.0%	Contracts ($)		Value ($)
Call Options - .0%
Dow Jones CDX.NA.IG.4
September 2005 @ .575	1,900,000		55,100
U.S. Treasury Notes, 4%, 2/15/2015
August 2005 @ 98.453125	1,539,000		9,234
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 101.328125	1,568,000		941

Total Options
(cost $432,472)			65,275

Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,193,000)	5,193,000	k	5,193,000

	Principal
Short Term - 7.5%	Amount		Value ($)
U.S. Government Agencies - .6%
Federal National Mortgage Association:
3.4773%, 8/11/2005	2,640,000		2,637,741
3.4758%, 8/30/2005	2,300,000		2,293,997
			4,931,738
U.S. Treasury Bills - 6.9%
2.935%, 9/8/2005	825,000	l	822,294
3.09%, 9/29/2005	450,000		447,647
3.22%, 12/29/2005	52,307,000		51,561,102
			52,831,043
Total Short Term Investments
(cost $57,761,596)			57,762,781

Investment of Cash Collateral for Securities Loaned - 1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $14,974,170)	14,974,170	k	14,974,170

Total Investment (cost $909,036,864)	117.0%		904,195,492
Liabilities, Leass Cash and Receivables	(17.0)%		(131,169,389)
Net Assets	100.0%		773,026,103

a	U.S. Dollars unless otherwise noted.
EUR-Euro
MXN-Mexican Pesos
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At July 31, 2005, these securities amounted to $98,449,471 or 12.7% of net assets.
c	All or a portion of these securities are on loan. At July 31, 2005, the total market value of the fund's securities on loan is $14,435,708 and the total market value of the collateral held by the fund is $14,974,170.
d	Non-income producing-security in default.
e	The value of this security has been determined in good faith under the direction of the Board of Trustees.
f	Variable rate security--interest rate subject to periodic change.
g	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Notional face amount shown.
j	Purchased on a forward commitment basis.
k	Investments in affiliated money market mutual funds.
l	Partially held by a broker as collateral for open financial futures position.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER CORE BOND
Statement of Options Written
7/31/2005(Unaudited)

Call Options	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Dow Jones CDX.NA.IG.4
September 2005 @ .52	38,000,000	53,200
U.S. Treasury Notes, 4%, 2/15/2015
August 2005 @ 100	31,360,000	314
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 102.859375	30,780,000	2,462

(Premuims received $442,091)		55,976

DREYFUS PREMIER CORE BOND
Statement of Financial Futures
July 31, 2005 (Unaudited)

			Market Value		Appreciation/
			Covered by		(Depreciation)
	Contracts		Contracts ($)	Expiration	at 07/31/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes		23	4,749,141	September 2005	(26,953)
U.S. Treasury 5 Year Notes		718	76,971,844	September 2005	(1,093,770)
U.S. Treasury 10 Year Notes		85	9,433,672	September 2005	(20,731)

Financial Futures Short
U.S. Treasury 30 Year Bonds		140	16,143,750	September 2005	253,047
					(888,407)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)